Related party transactions (Details Textual) - USD ($) $ in Thousands			1 Months Ended				3 Months Ended				12 Months Ended
		Jan. 03, 2017	Dec. 31, 2016	Jun. 03, 2016	Oct. 01, 2015	Aug. 31, 2014	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement										$ 800	$ 2,400
Distribution Made to Limited Partner, Cash Distributions Paid							$ 13,717			10,967	43,877
Partners' Capital Account, Unit-based Compensation											189
Percentage of Interest Rate For Sellers Credit Note					8.00%
Indemnification Claim							600
Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Unit-based Compensation	[1]						0			189
Chief Executive Officer Chief Financial Officer [Member] | Phantom Units [Member]
Related Party Transaction [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				21,500
PGN FSRU Lampung [Member]
Related Party Transaction [Line Items]
Indemnification Under the Omnibus Agreement								$ 300		$ 800	2,400
Indemnification Under Technical Issues									$ 300
Revolving Credit Facility [Member]
Related Party Transaction [Line Items]
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin of 4.0%
Line of Credit Facility, Maximum Borrowing Capacity						$ 85,000
Line of Credit Facility, Commitment Fee Percentage						1.40%
Line of Credit Facility, Expiration Date						Jan. 01, 2020
Mooring [Member]
Related Party Transaction [Line Items]
Indemnified For Recovery Of Vat Liability							6,200
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications							5,000
Seller Credit Note [Member]
Related Party Transaction [Line Items]
Repayments of Debt			$ 12,600
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Distribution Made to Limited Partner, Cash Distributions Paid							$ 6,900	6,400
LP Long Term Incentive Plan [Member] | Director [Member]
Related Party Transaction [Line Items]
Partners' Capital Account, Units, Unit-based Compensation				10,650
Partners' Capital Account, Unit-based Compensation				$ 189
Hoegh LNG [Member]
Related Party Transaction [Line Items]
Environmental Indemnifications, Description							No claim may be made unless the aggregate dollar amount of all claims exceeds $0.5 million, in which case Hegh LNG is liable for claims only to the extent such aggregate amount exceeds $0.5 million.
Indemnification Under Technical Issues								$ 100			$ 1,400
Percentage of Ownership Interest In Acquisition		51.00%
Hoegh Grace Entities [Member]
Related Party Transaction [Line Items]
Percentage of Ownership Interest In Acquisition							51.00%

[1]	Board of Directors’ fees: Effective June 3, 2016, a total of 10,650 common units of the Partnership were awarded to non-employee directors as compensation of $189 for part of directors’ fees under the Höegh LNG Partners LP Long Term Incentive Plan which were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.